DERIVATIVE INSTRUMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Comprehensive Income (Loss) [Member]
Description of Location of Foreign Currency Cash Flow Hedge Derivatives on Balance Sheet	"Other comprehensive income (loss)"	"Other comprehensive income (loss)"
Gains recognized in other comprehensive income (effective portion)	$ 1,319	$ 244
Other receivables and prepaid expenses
Description of Location of Foreign Currency Cash Flow Hedge Derivatives on Balance Sheet	"Other receivables and prepaid expenses"	"Other receivables and prepaid expenses"
Fair value of foreign exchange forward and options collar (cylinder) contracts	$ 1,489